Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Payable [Abstract]
Accrued expenses	$ 459	$ 263
Employee benefits	1,122	503
Contingent liability	217	217
Subsidiary government grant	218	0
Others	223	13
Other Payables	$ 2,239	$ 996